EARNINGS PER ORDINARY SHARE - Earnings per ordinary share (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Basic weighted number of shares	873	874	890
Dilutive impact of share options outstanding	3	1	3
Diluted weighted average number of shares	876	875	893
Earnings per ordinary share
Basic	$ 0.760	$ 0.878	$ 0.881
Diluted	0.757	0.877	0.878
Adjusted	$ 1.009	$ 0.945	$ 0.826